FINANCIAL RISK MANAGEMENT - CREDIT RISK - Factoring (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 15, 2023	Dec. 31, 2022
Factoring
Accounts receivable, net	$ 599.8		$ 675.4
Credit risk | Factoring | Third-party banking institution ("Factor")
Factoring
Maximum amount of accounts receivable agreed to sell	$ 50.0
Advance funding as a percentage of principal value of the invoice on a non-recourse basis (in percent)	100.00%
Commission fee (in percent)	0.40%
Margin on adjustment rate, Daily Simple SOFR (in percent)	1.50%
Year-end value of uncollected receivables transferred as part of the factoring program	$ 39.4		34.6
Accounts receivable, net	232.9		$ 116.2
Fair value of the continuing involvement in the transferred trade receivables	0.7
Credit risk | Factoring | Third-party banking institution ("Factor in EMEA")
Factoring
Year-end value of uncollected receivables transferred as part of the factoring program	57.9
Accounts receivable, net	57.9
Recourse or other liabilities included		$ 0.0
Fair value of the continuing involvement in the transferred trade receivables	$ 0.9